Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of monthly pension contributions	6.00%	6.00%	6.00%	6.00%
Pension costs	$ 277,041	$ 9,263	$ 291,333	$ 266,267
Expected contribution to defined benefit plans	533,777	17,846	484,247
Pension plans for executive managers [member]
Disclosure of defined benefit plans [line items]
Pension costs	11,567	$ 387	11,137	$ 3,171
Accrued pension liabilities	$ 335,109		$ 320,542		$ 11,204
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	10 years	10 years	9 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	14 years	14 years	15 years